SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Impairment Effects on Earnings Per Share [Line Items]
Less: allowance for expected credit loss	$ (39,386)	$ (20,322)	$ (49,573)
Deposits And Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deposits	51,554	51,623
Less: allowance for expected credit loss	(540)	(540)	$ (56)
Deposits and other current assets	$ 51,014	$ 51,083